Income Taxes - The tax expense at statutory rates for the Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax expense at statutory rates for the Company reconciled to the reported loss
Net loss for the year	$ (141,299)	$ (56,631)
Canadian Federal and Provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	$ (38,151)	$ (15,290)
Permanent differences	8,597	981
Effect of differences in future and foreign tax rates	22,721	11,152
Foreign exchange and other	1	(142)
Expiry of losses as a result of the Business Combination (Note 6)	9,181
Valuation allowance changes affecting the provision of income taxes	$ (2,349)	$ 3,299